Binding Letter of Intent	12 Months Ended
Sep. 30, 2011
Binding Letter Of Intent [Abstract]
BINDING LETTER OF INTENT

NOTE 8	BINDING LETTER OF INTENT

On April 6, 2009 the Company entered into a binding letter of intent with Next Fuel, Inc.  Pursuant to the letter of intent, the Company will issue to Next Fuel approximately 75% of the Company’s outstanding shares for total consideration of $300,000.  The agreement was terminated on February 22, 2011 without consummating the acquisition (See Note 4).